Investment Securities - Other (Details) $ in Thousands	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Investment Securities
Number of securities consisted in portfolio | security	366	355
Number of Positions for unrealized losses | security	317	280
Aggregate fair value of securities in loss position	$ 192,724	$ 207,929
Loss position for 12 months or longer	174,791	114,649
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 4,496	$ 3,322